OPPENHEIMER U.S. Government Trust Summary Prospectus December 29, 2011
NYSE Ticker Symbols
Class A	OUSGX
Class B	UGTBX
Class C	OUSCX
Class N	OUSNX
Class Y	OUSYX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at https://www.oppenheimerfunds.com/fund/USGovernmentTrust. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.

The Fund's prospectus and Statement of Additional Information ("SAI"), both dated December 29, 2011, and pages 5 through 60 of its most recent Annual Report, dated August 31, 2011, are incorporated by reference into this Summary Prospectus. You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/USGovernmentTrust. The Fund's prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Investment Objective. The Fund seeks high current income consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	5%	1%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class N	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	1.00%	0.48%	None
Other Expenses	0.20%	0.39%	0.23%	0.32%	0.33%
Total Annual Fund Operating Expenses	1.00%	1.95%	1.79%	1.36%	0.89%
Fee Waiver and Expense Reimbursement*	(0.10%)	(0.30%)	(0.14%)	(0.21%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%	1.65%	1.65%	1.15%	0.65%

* The Fund's investment adviser has voluntarily agreed to limit the total annual fund operating expenses for all share classes so that those expenses, as a percentage of average annual net assets, do not exceed 0.90% for Class A shares, 1.65% for Class B shares and Class C shares, 1.15% for Class N shares and 0.65% for Class Y shares. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$563	$770	$994	$1,638	$563	$770	$994	$1,638
Class B	$669	$889	$1,234	$1,790	$169	$589	$1,034	$1,790
Class C	$269	$554	$965	$2,112	$169	$554	$965	$2,112
Class N	$218	$413	$729	$1,628	$118	$413	$729	$1,628
Class Y	$67	$261	$472	$1,079	$67	$261	$472	$1,079

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in debt securities issued or guaranteed by the U.S. Treasury or by other agencies or entities of the U.S. government, referred to as "instrumentalities." Debt securities are securities representing money borrowed by the issuer that must be repaid, specifying the amount of principal, the interest or discount rate, and the time or times at which payments are due.

  Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. government securities.

  The Fund typically invests a substantial portion of its assets in mortgage-related U.S. government securities, including collateralized mortgage obligations (called CMOs), mortgage participation certificates and forward rolls.

  The Fund may also invest up to 20% of its net assets in securities issued by private entities, including mortgage-related securities that do not have any government guarantees.

The Fund's portfolio managers weigh yields and relative values against risks and they currently focus on securities that have high relative income potential. The Fund may invest in debt securities that pay interest at fixed, floating or variable rates and can buy securities of any maturity. When the average maturity of the Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. The Fund limits its investments in private issuer securities to investment-grade securities but it is not required to dispose of a debt security if its rating falls after the Fund buys it.

The Fund may use derivative instruments, including futures, CMOs, and total return swaps to try to enhance income and manage investment risks. The prices of derivative securities may be more volatile than the prices of other types of securities.

The Fund's share prices and distributions are not backed or guaranteed by the U.S. government.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

     Although most of the securities that the Fund invests in are issued or guaranteed by the U.S. government or its agencies or instrumentalities, the Fund also invests in securities issued by private issuers, which do not have any government guarantees. While the Fund's investments in U.S. government securities may be subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income from a fund that invests mainly in U.S. government securities but also buys private-issuer mortgage-related securities. The Fund is intended to be a long-term investment, not a short-term trading vehicle. Because the Fund's income will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/USGovernmentTrust

Sales charges and taxes are not included and the returns would be lower if they were.  During the period shown, the highest return before taxes for a calendar quarter was 5.45% (3rd Qtr 02) and the lowest return was -2.16% (2nd Qtr 04). For the period from January 1, 2011 to September 30, 2011 the cumulative return before taxes was 6.32%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2010
	1 Year	5 Years	10 Years (or life of class, if less)
Class A Shares (inception 08/16/1985)
Return Before Taxes	3.13%	3.65%	4.39%
Return After Taxes on Distributions	1.63%	1.91%	2.64%
Return After Taxes on Distributions and Sale of Fund Shares	2.04%	2.08%	2.70%
Class B Shares (inception 07/21/1995)	2.48%	3.53%	4.44%
Class C Shares (inception 12/01/1993)	6.48%	3.87%	4.12%
Class N Shares (inception 3/01/2001)	7.12%	4.41%	4.54%
Class Y Shares (inception 05/18/1998)	8.59%	5.01%	5.26%
Barclays Capital US Government Bond Index	5.52%	5.45%	5.42%
(reflects no deduction for fees, expenses or taxes)			5.29%*

* From 2-28-01

Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Managers. Krishna Memani and Peter A. Strzalkowski are Vice Presidents of the Fund and have been portfolio managers of the Fund since April 2009.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Class B shares will no longer be offered for sale after June 29, 2012.

Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For More Information About Oppenheimer U.S. Government Trust

You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/USGovernmentTrust. You can also request additional information about the Fund or your account:

By Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (225.5677)
By Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For courier or express mail requests: OppenheimerFunds Services 12100 East Iliff Avenue, Suite 300 Aurora, Colorado 80014
On the Internet:	You can read or download information on the OppenheimerFunds website at: www.oppenheimerfunds.com
PR0220.001.1211